TAXES ON INCOME (Profit Before Income Tax Expense Included In The Statement Of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income (loss) before income tax expense:	$ 1,870	$ (2,544)	$ (3,701)
Current tax expense	32	63	74
Deferred taxes	45
Income tax expense	77	63	74
Israel [Member]
Income (loss) before income tax expense:	1,741	(2,663)	(3,701)
Current tax expense		14
Deferred taxes	45
Foreign Jurisdictions [Member]
Income (loss) before income tax expense:	129	119
Current tax expense	$ 32	$ 49	$ 74